BORROWINGS FROM THE FEDERAL RESERVE BANK (Details) (Borrowings from Federal Reserve Bank, USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
BORROWINGS FROM THE FEDERAL RESERVE BANK
Short-term borrowing maximum maturity period	28 days
Additional borrowing capacity available	$ 149.5
Commercial loans
BORROWINGS FROM THE FEDERAL RESERVE BANK
Loans assigned as collateral	$ 192.3